UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [   ]; Amendment Number: ______
   This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	May 13, 2011	         George Karpus			Pittsford, New York 14534
               [Date]		  [Signature]			       [City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   127

Form 13F Information Table Value Total:   $1,129,812.7 (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
ABERDEEN ASIA-PAC INCOME FD	Common	003009107	 $92.23 	 13,309 	 SH 	n/a	sole	n/a	sole		0	0
ABERDEEN EMERGING MARKETS T	Common	00301T102	 $2,241.71 	 119,367 	 SH 	n/a	sole	n/a	sole		0	0
ABERDEEN ISRAEL FUND, INC	Common	00301L109	 $555.70 	 31,610 	 SH 	n/a	sole	n/a	sole		0	0
ABERDEEN LATIN AMERICA EQUI	Common	00306K106	 $414.99 	 10,636 	 SH 	n/a	sole	n/a	sole		0	0
ADAMS EXPRESS COMPANY		Common	006212104	 $25,974.19 	 2,284,449 	 SH 	n/a	sole	n/a	sole		0	0
ALLIANCEBERNSTEIN INC FUND	Common	01881E101	 $17,765.88 	 2,310,257 	 SH 	n/a	sole	n/a	sole		0	0
AMERICAN STRATEGIC INC III	Common	03009T101	 $232.64 	 30,450 	 SH 	n/a	sole	n/a	sole		0	0
ASIA PACIFIC FUND INC		Common	044901106	 $4,193.44 	 354,475 	 SH 	n/a	sole	n/a	sole		0	0
BANCROFT FUND LTD		Common	059695106	 $253.25 	 14,463 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK CORE BOND TRUST	Common	09249E101	 $165.28 	 13,682 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK INCOME OPPTY TRST	Common	092475102	 $496.89 	 53,314 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK INCOME TRUST		Common	09247F100	 $13,094.83 	 1,948,636 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNI NY INT DUR F	Common	09255F109	 $262.60 	 20,710 	 SH 	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD CA INSU	Common	09254N103	 $2,888.08 	 233,098 	 SH 	n/a	sole	n/a	sole		0	0
CENTRAL EUROPE & RUSSIA FUN	Common	153436100	 $628.00 	 13,863 	 SH 	n/a	sole	n/a	sole		0	0
COHEN & STEERS INFRASTUCTUR	Common	19248A109	 $10,009.03 	 567,084 	 SH 	n/a	sole	n/a	sole		0	0
CORNING INC COM			Common	219350105	 $495.12 	 24,000 	 SH 	n/a	sole	n/a	sole		0	0
CORP PROP ASSOC 16 GLOBAL	Common	98MSC0EK7	 $92.00 	 10,000 	 SH 	n/a	sole	n/a	sole		0	0
DELAWARE INV AZ MUNI INCM F	Common	246100101	 $6,300.79 	 488,055 	 SH 	n/a	sole	n/a	sole		0	0
DELAWARE INV FL INSD MUNI I	Common	24610T108	 $436.45 	 35,774 	 SH 	n/a	sole	n/a	sole		0	0
DTF TAX-FREE INCOME INC		Common	23334J107	 $20,639.60 	 1,430,326 	 SH 	n/a	sole	n/a	sole		0	0
EATON VANCE MI MUNICIPAL IN	Common	27826D106	 $1,202.30 	 105,280 	 SH 	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED GLO	Common	27829F108	 $4,023.73 	 380,315 	 SH 	n/a	sole	n/a	sole		0	0
E-DEBIT GLOBAL CORP		Common	26841A204	 $4.38 	 	 175,000 	 SH 	n/a	sole	n/a	sole		0	0
ETF POWERSHARES INSURED		Common	73936T474	 $22,981.84 	 1,033,821 	 SH 	n/a	sole	n/a	sole		0	0
EXXON MOBIL CORPORATION		Common	30231G102	 $518.58 	 6,164 	 	 SH 	n/a	sole	n/a	sole		0	0
FEDERATED ENHANCED TREASURY	Common	314162108	 $4,123.87 	 269,534 	 SH 	n/a	sole	n/a	sole		0	0
FORT DEARBORN INCOME SEC	Common	347200107	 $5,422.11 	 371,126 	 SH 	n/a	sole	n/a	sole		0	0
FRANKLIN STREET PROPERTIES 	Common	35471R106	 $894.84 	 63,599 	 SH 	n/a	sole	n/a	sole		0	0
GABELLI DIVIDEND & INCOME T	Common	36242H104	 $20,896.74 	 1,256,569 	 SH 	n/a	sole	n/a	sole		0	0
GENERAL AMERICAN INVESTORS	Common	368802104	 $14,493.81 	 511,426 	 SH 	n/a	sole	n/a	sole		0	0
GREATER CHINA FUND		Common	39167B102	 $924.36 	 73,130 	 SH 	n/a	sole	n/a	sole		0	0
GSI GROUP, INC.			Common	36191C205	 $171.67 	 16,667 	 SH 	n/a	sole	n/a	sole		0	0
H & Q LIFE SCIENCES INVSTRS	Common	404053100	 $12,906.48 	 1,073,750 	 SH 	n/a	sole	n/a	sole		0	0
IBERO-AMERICA FUND INC		Common	45082X103	 $322.38 	 46,054 	 SH 	n/a	sole	n/a	sole		0	0
INTERNATIONAL BUSINESS MACH	Common	459200101	 $595.86 	 3,654 	 	 SH 	n/a	sole	n/a	sole		0	0
INVESCO CA QUAL MUNI SEC	Common	46130M107	 $2,414.24 	 212,521 	 SH 	n/a	sole	n/a	sole		0	0
INVESCO CALIFORNIA INSURED 	Common	46130L109	 $3,945.12 	 317,132 	 SH 	n/a	sole	n/a	sole		0	0
INVESCO NY QUAL MUNI SEC	Common	46133F109	 $3,808.36 	 288,076 	 SH 	n/a	sole	n/a	sole		0	0
INVESCO QUAL MUNI SEC		Common	46133J101	 $201.71 	 15,600 	 SH 	n/a	sole	n/a	sole		0	0
IPATH DOW JONES-UBS COMMODI	Common	06738C778	 $36,527.77 	 711,349 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS 1-3 YEAR C	Common	464288646	 $1,902.90 	 18,220 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES FTSE/XINHUA CHINA 2	Common	464287184	 $2,122.76 	 47,267 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES IBOXX INV GR CORP B	Common	464287242	 $6,319.64 	 58,407 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN 7-10YR TREAS	Common	464287440	 $1,909.40 	 20,529 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN TRES INF PR 	Common	464287176	 $11,540.40 	 105,720 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI AUSTRALIA INDE	Common	464286103	 $5,095.41 	 191,413 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI BRAZIL INDEX F	Common	464286400	 $4,556.58 	 58,787 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI CANADA		Common	464286509	 $24,521.45 	 729,588 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI EMU		Common	464286608	 $6,048.71 	 156,136 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI FRANCE INDEX F	Common	464286707	 $8,456.13 	 314,004 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI HONG KONG INDE	Common	464286871	 $2,170.08 	 114,637 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI JAPAN INDEX FD	Common	464286848	 $6,069.77 	 588,441 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI PACIFIC EX JPN	Common	464286665	 $8,294.44 	 171,692 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI SINGAPORE		Common	464286673	 $860.46 	 62,945 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI SWEDEN INDEX F	Common	464286756	 $219.20 	 6,685 	 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES MSCI UNITED KINGDOM	Common	464286699	 $11,142.69 	 622,149 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P 500 INDEX FUND	Common	464287200	 $21,020.37 	 158,036 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P EUROPE 350		Common	464287861	 $843.97 	 20,181 	 SH 	n/a	sole	n/a	sole		0	0
ISHARES S&P NATIONAL MUNICI	Common	464288414	 $4,690.26 	 47,162 	 SH 	n/a	sole	n/a	sole		0	0
JAPAN EQUITY FUND		Common	471057109	 $4,591.35 	 744,141 	 SH 	n/a	sole	n/a	sole		0	0
JF CHINA REGION FUND INC	Common	46614T107	 $1,046.38 	 67,947 	 SH 	n/a	sole	n/a	sole		0	0
KIMBERLY-CLARK CORPORATION	Common	494368103	 $412.44 	 6,319 		 SH 	n/a	sole	n/a	sole		0	0
KOREA EQUITY FUND		Common	50063B104	 $1,849.75 	 135,911 	 SH 	n/a	sole	n/a	sole		0	0
LAZARD GLOBAL TOT RT & INC	Common	52106W103	 $3,545.61 	 230,534 	 SH 	n/a	sole	n/a	sole		0	0
LENNOX INTERNATIONAL INC.	Common	526107107	 $371.48 	 7,065 		 SH 	n/a	sole	n/a	sole		0	0
LIBERTY ALL STAR EQUITY FUN	Common	530158104	 $30,322.59 	 5,764,750 	 SH 	n/a	sole	n/a	sole		0	0
LIBERTY ALL-STAR GROWTH FD	Common	529900102	 $17,310.28 	 3,754,941 	 SH 	n/a	sole	n/a	sole		0	0
LMP CAPITAL AND INCOME FUND	Common	50208A102	 $15,377.91 	 1,156,234 	 SH 	n/a	sole	n/a	sole		0	0
LMP REAL ESTATE INCOME FUND	Common	50208C108	 $3,609.68 	 348,089 	 SH 	n/a	sole	n/a	sole		0	0
MACQUARIE GLOBAL INFR TOT R	Common	55608D101	 $10,636.36 	 583,774 	 SH 	n/a	sole	n/a	sole		0	0
MEXICO EQUITY AND INCOME FD	Common	592834105	 $518.15 	 44,746 	 SH 	n/a	sole	n/a	sole		0	0
MEXICO FUND INC			Common	592835102	 $609.99 	 21,034 	 SH 	n/a	sole	n/a	sole		0	0
MFS CHARTER INCOME TRUST	Common	552727109	 $133.05 	 14,557 	 SH 	n/a	sole	n/a	sole		0	0
MONTGOMERY ST INCOME SEC IN	Common	614115103	 $642.91 	 41,133 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY ASIA PACIFIC	Common	61744U106	 $8,986.69 	 527,388 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY EMRG MARKETS	Common	61744G107	 $1,366.71 	 85,682 	 SH 	n/a	sole	n/a	sole		0	0
MORGAN STANLEY INDIA INVEST	Common	61745C105	 $244.41 	 10,150 	 SH 	n/a	sole	n/a	sole		0	0
NEW GERMANY FUND		Common	644465106	 $13,318.49 	 768,079 	 SH 	n/a	sole	n/a	sole		0	0
NUCOR CORPORATION		Common	670346105	 $201.02 	 4,368 	 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN ARIZONA DVD ADV MUN 	Common	67072E101	 $230.30 	 18,800 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INSD NEW YORK PREMIU	Common	67101R107	 $704.47 	 50,791 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN INSD PREM INC MUNI I	Common	6706D8104	 $410.37 	 34,955 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN DIVIDEND AD	Common	67070W103	 $267.25 	 21,700 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN PREMIUM INC	Common	67101Q109	 $2,622.88 	 206,526 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN QUALITY INC	Common	670979103	 $2,031.78 	 156,772 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN MULTI-ST INC & GTH 2	Common	67073D102	 $3,213.05 	 359,000 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY DIVIDEND ADV MUNI	Common	67066X107	 $145.86 	 11,369 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN NY INV QUAL MUNI FD	Common	67062X101	 $374.19 	 28,369 	 SH 	n/a	sole	n/a	sole		0	0
NUVEEN PREMIER MUNI INC FD	Common	670988104	 $414.89 	 32,720 	 SH 	n/a	sole	n/a	sole		0	0
PAETEC HOLDING CORPORATION	Common	695459107	 $101.87 	 30,500 	 SH 	n/a	sole	n/a	sole		0	0
PAYCHEX CORPORATION		Common	704326107	 $242.86 	 7,738 	 	 SH 	n/a	sole	n/a	sole		0	0
POWERSHARES BUILD AMERICA P	Common	73937B407	 $42,716.60 	 1,695,776 	 SH 	n/a	sole	n/a	sole		0	0
POWERSHARES VRDO TAX-FREE W	Common	73936T433	 $1,456.92 	 58,300 	 SH 	n/a	sole	n/a	sole		0	0
PUTNAM MUNI OPPORTUNITIES T	Common	746922103	 $70,266.34 	 6,482,135 	 SH 	n/a	sole	n/a	sole		0	0
ROYAL DUTCH SHELL PLC - ADR	Common	780259206	 $291.44 	 4,000 	 	 SH 	n/a	sole	n/a	sole		0	0
ROYCE VALUE TRUST		Common	780910105	 $19,118.52 	 1,242,269 	 SH 	n/a	sole	n/a	sole		0	0
RYDEX S&P EQUAL WEIGHT ETF	Common	78355W106	 $30,445.60 	 603,361 	 SH 	n/a	sole	n/a	sole		0	0
SINGAPORE FUND INC		Common	82929L109	 $2,222.41 	 152,324 	 SH 	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL INTL 	Common	78464A516	 $8,987.00 	 150,209 	 SH 	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL MUNIC	Common	78464A458	 $2,878.49 	 130,900 	 SH 	n/a	sole	n/a	sole		0	0
SPDR DOW JONES INDUSTRIAL A	Common	78467X109	 $46,071.36 	 374,503 	 SH 	n/a	sole	n/a	sole		0	0
SPDR LEHMAN SHORT TERM MUNI	Common	78464A425	 $25,642.72 	 1,076,069 	 SH 	n/a	sole	n/a	sole		0	0
SPDR TRUST SERIES 1		Common	78462F103	 $67,084.84 	 505,957 	 SH 	n/a	sole	n/a	sole		0	0
SPECIAL OPPORTUNITIES FUND	Common	84741T104	 $5,995.93 	 391,635 	 SH 	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA GR	Common	867037103	 $37,432.53 	 1,870,691 	 SH 	n/a	sole	n/a	sole		0	0
SUNAMERICA FOCUSED ALPHA L/	Common	867038101	 $26,356.84 	 1,450,569 	 SH 	n/a	sole	n/a	sole		0	0
SWISS HELVETIA FUND		Common	870875101	 $9,191.23 	 664,870 	 SH 	n/a	sole	n/a	sole		0	0
TAIWAN FUND INC			Common	874036106	 $246.54 	 13,205 	 SH 	n/a	sole	n/a	sole		0	0
TAIWAN GREATER CHINA FUND	Common	874037104	 $1,444.12 	 200,291 	 SH 	n/a	sole	n/a	sole		0	0
TEMPLETON DRAGON FUND INC	Common	88018T101	 $223.20 	 7,200 	 	 SH 	n/a	sole	n/a	sole		0	0
TEXTRON INC			Common	883203101	 $325.17 	 11,872 	 SH 	n/a	sole	n/a	sole		0	0
THAI FUND INC			Common	882904105	 $282.70 	 21,240 	 SH 	n/a	sole	n/a	sole		0	0
THE EUROPEAN EQUITY FUND, I	Common	298768102	 $6,502.89 	 802,826 	 SH 	n/a	sole	n/a	sole		0	0
TRI-CONTINENTAL CORPORATION	Common	895436103	 $16,603.92 	 1,135,699 	 SH 	n/a	sole	n/a	sole		0	0
TS&W/CLAYMORE T/A BALANCED	Common	87280R108	 $2,580.25 	 234,355 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EMERGING MARKET ET	Common	922042858	 $13,105.38 	 267,730 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EUROPE PACIFIC ETF	Common	921943858	 $27,883.63 	 747,350 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD EUROPEAN ETF		Common	922042874	 $23,117.33 	 444,992 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD LARGE-CAP ETF		Common	922908637	 $33,072.86 	 544,230 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD MID-CAP ETF		Common	922908629	 $21,177.88 	 262,916 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD PACIFIC ETF		Common	922042866	 $15,706.60 	 281,329 	 SH 	n/a	sole	n/a	sole		0	0
VANGUARD SMALL-CAP ETF		Common	922908751	 $24,190.61 	 306,249 	 SH 	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD OPP&INC	Common	95766R104	 $10,247.60 	 830,438 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET INFLATION MAN	Common	95766U107	 $18,363.25 	 1,087,870 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET MUNICIPAL PAR	Common	95766P108	 $16,463.12 	 1,245,319 	 SH 	n/a	sole	n/a	sole		0	0
WESTERN ASSET VARIABLE RATE	Common	957667108	 $4,864.39 	 287,834 	 SH 	n/a	sole	n/a	sole		0	0
Total Securities: 127			 		 $1,129,812.70



